INCOME TAX (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit before taxes:
Local	$ 242,879	$ 588,453	$ 295,438
Foreign	(25,452)	(3,611)	(3,465)
Total profit (loss) before taxes	$ 217,427	$ 584,842	$ 291,973